UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2016

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

August 31, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com/literature.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2016, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review

Delaware Investments® National Tax-Free Funds	September 6, 2016

Performance preview (for the year ended August 31, 2016)
Delaware Tax-Free USA Fund (Institutional Class shares)	1-year return	+7.32%
Delaware Tax-Free USA Fund (Class A shares)	1-year return	+7.00%
Bloomberg Barclays Municipal Bond Index[1] (benchmark)	1-year return	+6.88%
Lipper General & Insured Municipal Debt Funds Average	1-year return	+6.95%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 5.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.

Please see page 9 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Institutional Class shares)	1-year return	+5.92%
Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	+5.79%
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index[2] (benchmark)	1-year return	+5.97%
Lipper Intermediate Municipal Debt Funds Average	1-year return	+5.58%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 10.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.

Please see page 14 for a description of the Index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	+10.57%
Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	+10.25%
Bloomberg Barclays Municipal Bond Index[1] (benchmark)	1-year return	+6.88%
Lipper High Yield Municipal Debt Funds Average	1-year return	+9.83%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 15.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper High Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower-rated municipal debt issues.

Please see page 19 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1Formerly known as the Barclays Municipal Bond Index.

2Formerly known as the Barclays 3–15 Year Blend Municipal Bond Index.

Portfolio management review

Delaware Investments® National Tax-Free Funds

Economic backdrop

Back in September 2015, at the start of the Funds’ fiscal year ended Aug. 31, 2016, many investors were anticipating relatively strong U.S. economic growth. Accordingly, the U.S. Federal Reserve was widely expected to begin raising its target short-term interest rate for the first time in nine years. The Fed eventually did so at its December 2015 meeting, increasing the federal funds rate by 0.25 percentage points.

It soon became clear, however, that the U.S. economy was growing at a relatively sluggish pace — one factor behind the Fed’s decision to leave rates alone for the remainder of the Funds’ fiscal year. Although U.S. gross domestic product (GDP) expanded by a moderate rate of 2.0% in the third quarter of 2015, it slowed to an annual pace of just 0.9% growth in the fourth quarter, and 0.8% and an estimated 1.1% in the first and second quarters of 2016, respectively (source: U.S. Commerce Department).

Investor concern extended beyond the United States and included worries about Chinese economic growth, new financial challenges in Europe, and, in June, U.K. voters’ decision to leave the European Union. This vote, dubbed Brexit, led to significant short-term market volatility, although markets quickly recovered.

Municipal bond market conditions

Against this backdrop, interest rates unexpectedly fell for much of the fiscal year — beneficial for municipal bond and other fixed income investors. This was particularly true in the first half of calendar year 2016, as concerns rose about the global economy, weak commodity prices, and the Fed’s apparent unwillingness to raise rates further.

Continuing a trend of several years, tax-exempt bonds with longer maturity dates tended to outpace those with shorter maturities. Also, lower-rated, higher yielding issues again generally surpassed their investment grade counterparts, performing particularly well in this environment.

The following table shows municipal bond returns, by maturity and credit quality, for the 12 months ended Aug. 31, 2016:

Maturity
5 years	4.01%
10 years	7.34%
22+ years	10.46%
Credit quality
AAA	5.59%
AA	6.20%
A	8.51%
BBB	8.83%

Source: Bloomberg

Other positive factors included the continued favorable balance between supply and demand of municipal debt, and the healthy credit environment for many state and local municipal borrowers.

Tobacco was the strongest-performing sector in the municipal bond marketplace, as these lower-rated, higher yielding securities benefited from issuers’ generally improved credit quality and strong investor demand for yield. Other bond categories dominated by lower-rated issuers also fared well, including transportation and healthcare. Higher-quality categories, including state general obligation bonds, produced positive returns that nevertheless lagged the overall municipal bond market.

Sticking to our strategy

For all three Funds in this report, our management approach remained consistent, as it does in every market environment. With our bottom-up investment strategy, we evaluate potential bond holdings one by one. Working with our municipal credit analysts, we conduct thorough research to determine which bonds we believe offer the most favorable apparent trade-off between their credit risk and income generation.

In general, we emphasize bonds with lower-investment-grade or below-investment-grade credit ratings, where, we believe, our credit research capabilities may provide us potentially more meaningful insights. During the fiscal period, both Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund had substantial allocations to bonds with credit ratings of A and BBB, the two lowest rating tiers among investment grade bonds.

Both Funds also had relatively large exposure to high yield bonds — rated below BBB. Up to 20% of these two Funds’ net assets can be invested in high yield municipal debt. When making use of this basket of investments, we focused on securities that provided a combination of what we viewed as having attractive income and credit characteristics.

Delaware National High-Yield Municipal Bond Fund has significantly more flexibility to invest in lower-rated issues, reflecting its high yield mandate. As of the end of the fiscal year, 52.1% of the Fund’s portfolio was held in below-investment-grade bonds, down from 55.7% 12 months earlier.

As we normally do, we maintained a neutral duration, or sensitivity to interest rate changes, within the Funds, roughly on par with that of their respective benchmarks. We preferred to seek to add value through credit selection rather than interest rate management.

During the fiscal period, new investments varied from Fund to Fund but generally took place in sectors where lower-rated opportunities tend to be more plentiful and where we devote substantial credit research resources. For example, we maintained the Funds’ elevated exposure to the healthcare, education, transportation, and lease-revenue bond categories. When possible, new purchases in the Funds tended to emphasize longer-dated issues, which we believed continued to offer decent value.

The purchases we made in the Funds were largely financed through bond calls and maturities, as well as the proceeds of new share purchases by investors. We were reluctant to sell many of the Funds’ bond holdings, however, as many of these older issues offered higher income and were better long-term investments, in our view.

Within the Funds

Given the market trends of slow growth, economic uncertainty, and low yields, we believe all three Funds were well positioned for the fiscal year, with healthy exposure to longer-dated, lower-rated credits. Many of the Funds’ strongest performers had one or both of these characteristics.

Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, for instance, both benefited from a position in Henderson, Nev., special taxing district bonds. These nonrated securities, which were called before period end, rose significantly in price during the fiscal year, returning close to 40%.

New Jersey tobacco bonds were also especially strong performers in these two Funds. These issues benefited both from their long duration and below-investment-grade credit rating, and from the overall strength enjoyed by tobacco-securitization bonds for the fiscal year.

Meanwhile, Delaware Tax-Free USA Intermediate Fund’s strongest individual performers were two healthcare issues. The leading performers were nonrated senior housing bonds issued by Moon Industrial Development Authority for Baptist Homes Society, with a 2030 maturity date and a 5.625% coupon. Also faring well were Southwestern Illinois Development Authority health facilities revenue bonds for Memorial Group Obligated Group. These lower-rated bonds gained more than 18% for the fiscal

Portfolio management review

Delaware Investments® National Tax-Free Funds

year, reflecting Memorial Group’s agreement to merge with a more creditworthy institution.

In contrast, all three Funds were hampered by the poor performance from holdings in corporate-backed municipal bonds issued on behalf of Louisiana Pellets, a maker of wood pellets, which filed for bankruptcy protection during the fiscal period. At fiscal year end, we maintained the Funds’ position in the securities, which were still making income payments despite their recent losses.

In both Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, positions in West Virginia State Hospital Finance Authority revenue bonds for Highland Hospital in Charleston struggled. The issuer experienced credit problems, which contributed to the securities’ -7% return for the fiscal year.

Meanwhile, in Delaware Tax-Free USA Intermediate Fund, nonrated Palm Beach County (Florida) Health Facilities Authority revenue bonds for the Sinai Residences senior housing community were modestly negative performers. These securities were called prematurely, reducing their expected return for the Fund.

Performance summaries

Delaware Tax-Free USA Fund	August 31, 2016

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2016

	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 11, 1984)
Excluding sales charge	+7.00%	+5.62%	+4.80%	+6.76%
Including sales charge	+2.16%	+4.66%	+4.31%	+6.61%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+6.19%	+4.83%	+4.01%	+4.03%
Including sales charge	+5.19%	+4.83%	+4.01%	+4.03%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+7.32%	+5.88%	n/a	+7.28%
Including sales charge	+7.32%	+5.88%	n/a	+7.28%
Bloomberg Barclays Municipal Bond Index	+6.88%	+4.80%	+4.87%	+6.04%	*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares,

Performance summaries

Delaware Tax-Free USA Fund

excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.56% of the Fund’s average daily net assets during the period from Sept. 1, 2015 through Aug. 31, 2016.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.96%	1.71%	0.71%
(without fee waivers)
Net expenses	0.81%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2014, through Dec. 29, 2016.

Performance summaries

Delaware Tax-Free USA Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2006, through Aug. 31, 2016

For period beginning Aug. 31, 2006, through Aug. 31, 2016	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$16,093
Delaware Tax-Free USA Fund — Class A shares	$9,550	$15,254

Institutional Class shares

Average annual total returns from Dec. 31, 2008 (inception date) through Aug. 31, 2016

For period beginning Dec. 31, 2008, through Aug. 31, 2016	Starting value	Ending value
Delaware Tax-Free USA Fund — Institutional Class shares	$10,000	$17,147
Bloomberg Barclays Municipal Bond Index	$10,000	$15,678

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2006, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2006.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2008, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2008.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 5 through 9.

The Bloomberg Barclays Municipal Bond Index (formerly known as the Barclays Municipal Bond Index) measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2016

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2016
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 7, 1993)
Excluding sales charge	+5.79%	+3.81%	+4.01%	+4.96%
Including sales charge	+2.89%	+3.22%	+3.72%	+4.83%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+4.90%	+2.92%	+3.12%	+3.79%
Including sales charge	+3.90%	+2.92%	+3.12%	+3.79%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+5.92%	+3.95%	n/a	+5.23%
Including sales charge	+5.92%	+3.95%	n/a	+5.23%
Bloomberg Barclays 3–15 Year Blend
Municipal Bond Index	+5.97%	+4.08%	+4.79%	+5.17%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 12. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from Sept. 1, 2015 through Aug. 31, 2016.** Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries

Delaware Tax-Free USA Intermediate Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.60% of the Fund’s average daily net assets during the period from Sept. 1, 2015 through Aug. 31, 2016.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class

Total annual operating expenses (without fee waivers)	0.92%	1.67%	0.67%
Net expenses (including fee waivers, if any)	0.75%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

**The aggregate contractual waiver period covering this report is from Dec. 29, 2014, through Dec. 29, 2016.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2006, through Aug. 31, 2016

For period beginning Aug. 31, 2006, through Aug. 31, 2016	Starting value	Ending value
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,969
Delaware Tax-Free USA Intermediate Fund — Class A shares	$9,725	$14,414

Institutional Class shares

Average annual total returns from Dec. 31, 2008 (inception date) through Aug. 31, 2016

For period beginning Dec. 31, 2008, through Aug. 31, 2016	Starting value	Ending value
Delaware Tax-Free USA Intermediate Fund — Institutional Class shares	$10,000	$14,781
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$14,721

Performance summaries

Delaware Tax-Free USA Intermediate Fund

1 The “Performance of a $10,000 investment” graph for Class A share assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2006, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2006.

The “Performance of a $10,000 investment” graph for Institutional shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2008, and includes the reinvestment of all distributions The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Dec. 31, 2008.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 12. Please note additional details on pages 10 through 14.

The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index (formerly known as the Barclays 3–15 Year Blend Municipal Bond Index) measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

Performance summaries
Delaware National High-Yield Municipal Bond Fund	August 31, 2016

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2016
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 22, 1986)
Excluding sales charge	+10.25%	+7.91%	+5.86%	+6.49%
Including sales charge	+5.26%	+6.93%	+5.37%	+6.33%
Class C (Est. May 26, 1997)
Excluding sales charge	+9.41%	+7.11%	+5.07%	+4.88%
Including sales charge	+8.41%	+7.11%	+5.07%	+4.88%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+10.57%	+8.19%	n/a	+10.82%
Including sales charge	+10.57%	+8.19%	n/a	+10.82%
Bloomberg Barclays Municipal Bond Index	+6.88%	+4.80%	+4.87%	+6.04%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 17. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Performance summaries

Delaware National High-Yield Municipal Bond Fund

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.60% of the Fund’s average daily net assets during the period from Sept. 1, 2015 through Aug. 31, 2016.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class

Total annual operating expenses (without fee waivers)	0.96%	1.71%	0.71%
Net expenses (including fee waivers, if any)	0.85%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2014, through Dec. 29, 2016.

Performance summaries

Delaware National High-Yield Municipal Bond Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2006, through Aug. 31, 2016

For period beginning Aug. 31, 2006, through Aug. 31, 2016	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund — Class A shares	$9,550	$16,878
Bloomberg Barclays Municipal Bond Index	$10,000	$16,093

Institutional Class shares

Average annual total returns from Dec. 31, 2008 (inception date) through Aug. 31, 2016

For period beginning Dec. 31, 2008, through Aug. 31, 2016	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund — Institutional Class shares	$10,000	$21,981
Bloomberg Barclays Municipal Bond Index	$10,000	$15,678

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2006, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2006.

The “Performance of a $10,000 investment” graph for Institutional Class assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2008, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2008.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 17. Please note additional details on pages 15 through 19.

The Bloomberg Barclays Municipal Bond Index (formerly known as the Barclays Municipal Bond Index) measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

Disclosure of Fund expenses

For the six-month period from March 1, 2016 to August 31, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2016 to Aug. 31, 2016.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/16	Ending Account Value 8/31/16	Annualized Expense Ratio	Expenses Paid During Period 3/1/16 to 8/31/16*
Actual Fund return†
Class A	$1,000.00	$1,035.10	0.81%	$4.14
Class C	1,000.00	1,031.20	1.56%	7.96
Institutional Class	1,000.00	1,036.20	0.56%	2.87
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.06	0.81%	$4.12
Class C	1,000.00	1,017.29	1.56%	7.91
Institutional Class	1,000.00	1,022.32	0.56%	2.85

Delaware Tax-Free USA Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/16	Ending Account Value 8/31/16	Annualized Expense Ratio	Expenses Paid During Period 3/1/16 to 8/31/16*
Actual Fund return†
Class A	$1,000.00	$1,026.20	0.75%	$3.82
Class C	1,000.00	1,021.00	1.60%	8.13
Institutional Class	1,000.00	1,026.90	0.60%	3.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.37	0.75%	$3.81
Class C	1,000.00	1,017.09	1.60%	8.11
Institutional Class	1,000.00	1,022.12	0.60%	3.05

Disclosure of Fund expenses

For the six-month period from March 1, 2016 to August 31, 2016 (Unaudited)

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/16	Ending Account Value 8/31/16	Annualized Expense Ratio	Expenses Paid During Period 3/1/16 to 8/31/16*
Actual Fund return†
Class A	$1,000.00	$1,059.20	0.85%	$4.40
Class C	1,000.00	1,056.00	1.60%	8.27
Institutional Class	1,000.00	1,061.10	0.60%	3.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.86	0.85%	$4.32
Class C	1,000.00	1,017.09	1.60%	8.11
Institutional Class	1,000.00	1,022.12	0.60%	3.05

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of August 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.65%
Corporate Revenue Bonds	9.71%
Education Revenue Bonds	8.86%
Electric Revenue Bonds	4.00%
Healthcare Revenue Bonds	15.32%
Housing Revenue Bonds	0.91%
Lease Revenue Bonds	4.77%
Local General Obligation Bonds	5.92%
Pre-Refunded/Escrowed to Maturity Bonds	11.28%
Special Tax Revenue Bonds	11.63%
State General Obligation Bonds	6.94%
Transportation Revenue Bonds	14.77%
Water & Sewer Revenue Bonds	4.54%
Short-Term Investments	0.52%
Total Value of Securities	99.17%
Receivables and Other Assets Net of Liabilities	0.83%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	0.49%
Alaska	0.63%
Arizona	2.28%
California	14.98%
Colorado	1.05%
Connecticut	1.09%
Florida	0.98%
Georgia	2.16%
Illinois	5.35%
Indiana	0.81%
Kansas	1.45%
Louisiana	0.63%
Maryland	3.38%
Massachusetts	5.27%
Michigan	1.01%
Minnesota	1.47%
Mississippi	0.17%
Missouri	2.94%
Nevada	0.29%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund

State / territory	Percentage of net assets
New Jersey	8.15%
New York	16.66%
North Carolina	2.73%
Ohio	2.12%
Oklahoma	3.27%
Oregon	0.31%
Pennsylvania	2.76%
Tennessee	1.05%
Texas	11.83%
U.S. Virgin Islands	0.17%
Utah	0.28%
Virginia	1.13%
Washington	1.12%
West Virginia	0.48%
Wisconsin	0.68%
Total Value of Securities	99.17%

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.69%
Corporate Revenue Bonds	8.81%
Education Revenue Bonds	6.10%
Electric Revenue Bonds	2.61%
Healthcare Revenue Bonds	10.27%
Lease Revenue Bonds	5.89%
Local General Obligation Bonds	8.60%
Pre-Refunded/Escrowed to Maturity Bonds	7.38%
Resource Recovery Revenue Bonds	0.03%
Special Tax Revenue Bonds	13.23%
State General Obligation Bonds	13.51%
Transportation Revenue Bonds	15.74%
Water & Sewer Revenue Bonds	6.52%
Short-Term Investments	1.06%
Total Value of Securities	99.75%
Receivables and Other Assets Net of Liabilities	0.25%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Arizona	5.26%
California	18.38%
Connecticut	1.06%
District of Columbia	1.08%
Florida	1.10%
Georgia	1.93%
Guam	0.46%
Idaho	0.88%
Illinois	5.38%
Kansas	0.96%
Louisiana	3.38%
Maryland	3.43%
Massachusetts	2.71%
Michigan	0.72%
Minnesota	4.32%
Missouri	1.55%
New Jersey	3.14%
New York	16.07%
North Carolina	0.56%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund

State / territory	Percentage of net assets
Ohio	1.05%
Oklahoma	0.16%
Oregon	2.90%
Pennsylvania	4.35%
Tennessee	1.01%
Texas	11.49%
Virginia	3.80%
Washington	1.32%
Wisconsin	1.30%
Total Value of Securities	99.75%

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of August 31, 2016

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.91%
Corporate Revenue Bonds	19.18%
Education Revenue Bonds	14.56%
Electric Revenue Bonds	0.71%
Healthcare Revenue Bonds	26.21%
Housing Revenue Bonds	0.74%
Lease Revenue Bonds	5.32%
Local General Obligation Bonds	3.88%
Pre-Refunded/Escrowed to Maturity Bonds	4.84%
Resource Recovery Revenue Bonds	0.60%
Special Tax Revenue Bonds	7.11%
State General Obligation Bonds	1.49%
Transportation Revenue Bonds	9.79%
Water & Sewer Revenue Bonds	3.48%
Short-Term Investments	1.69%
Total Value of Securities	99.60%
Receivables and Other Assets Net of Liabilities	0.40%
Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	3.58%
Alaska	0.17%
Arizona	4.51%
California	14.26%
Colorado	1.88%
Connecticut	0.30%
Delaware	0.60%
District of Columbia	1.00%
Florida	4.74%
Georgia	0.79%
Guam	0.03%
Hawaii	1.67%
Idaho	1.16%
Illinois	4.66%
Indiana	0.80%
Iowa	0.21%
Kansas	0.60%
Kentucky	1.52%

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund

State / territory	Percentage of net assets
Louisiana	1.65%
Maine	0.15%
Maryland	2.57%
Massachusetts	1.07%
Michigan	1.32%
Minnesota	2.38%
Mississippi	0.05%
Missouri	1.03%
Nevada	0.71%
New Hampshire	0.13%
New Jersey	6.05%
New York	11.52%
North Carolina	1.07%
Ohio	4.15%
Oklahoma	0.92%
Oregon	0.58%
Pennsylvania	4.92%
Puerto Rico	0.26%
South Carolina	0.46%
Tennessee	0.33%
Texas	9.45%
Utah	0.17%
Vermont	0.09%
Virginia	1.39%
Washington	1.12%
West Virginia	0.81%
Wisconsin	2.60%
Wyoming	0.17%
Total Value of Securities	99.60%

Schedules of investments Delaware Tax-Free USA Fund	August 31, 2016

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.65%
Corporate Revenue Bonds – 9.71%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	4,145,000	$4,144,876
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	8,025,000	8,204,118
(Capital Appreciation-Asset-Backed) Series B 1.548% 6/1/47 ^	27,035,000	2,877,065
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,288,206
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,186,020
6.25% 6/1/24	6,810,000	6,841,598
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#@‡	1,500,000	868,170
Lower Alabama Gas District
Series A 5.00% 9/1/46	2,050,000	2,787,447
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,579,313
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,591,317
New York Liberty Development
(Goldman Sachs Headquarters) 5.25% 10/1/35	2,745,000	3,778,465
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,135,120
New York Transportation Development Authority Revenue
(American Airlines, Inc. International Airport Project)
Series 5.00% 8/1/31 (AMT)	750,000	826,365
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,351,571
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 5.00% 6/1/41	4,765,000	4,696,718
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,264,302

		55,420,671

Education Revenue Bonds – 8.86%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,821,164

Schedules of investments Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Connecticut State Health & Educational Facilities Authority Revenue
(Yale University) Series A-1 5.00% 7/1/25	3,000,000	$3,235,980
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,400,000	2,402,640
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	3,300,000	3,466,683
Massachusetts Development Finance Agency
(Berklee College of Music) 5.00% 10/1/46	3,600,000	4,401,288
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,929,300
Massachusetts State Health & Educational Facilities Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	5,000,000	5,689,400
Series A 5.50% 11/15/36	4,515,000	5,006,503
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,768,589
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	6,427,440
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,560,000	1,573,525
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,828,185

		50,550,697

Electric Revenue Bonds – 4.00%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	5,782,850
City Public Service Board of San Antonio, Texas
5.00% 2/1/22	2,000,000	2,410,200
5.25% 2/1/24	7,000,000	8,954,890
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,689,985

		22,837,925

Healthcare Revenue Bonds - 15.32%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,260,170

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health) Series A 4.00% 10/1/47	2,035,000	$2,273,217
(Sutter Health) Series B 5.00% 11/15/46	5,000,000	6,206,200
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	4,360,000	5,067,628
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,472,296
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,217,581
Fairfax County, Virginia Industrial Development Authority
(Inova Health) 5.50% 5/15/35	1,635,000	1,838,835
Illinois Finance Authority
(Presence Health Network) Series C 5.00% 2/15/41	5,000,000	5,720,200
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,157,634
Massachusetts Development Finance Agency
(Dana-Farber Cancer Institute) Series N 5.00% 12/1/46	2,500,000	3,048,050
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center) 5.00% 7/1/46	5,000,000	6,003,900
Michigan Finance Authority
(Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,742,408
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,592,765
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	332,801
Series A1 5.00% 7/1/46	770,000	894,216
Series A1 5.00% 7/1/51	770,000	889,096
Series B 4.25% 7/1/36	465,000	495,978
Series B 4.75% 7/1/51	925,000	1,001,433
Series B 5.00% 7/1/46	770,000	873,242
New Jersey Health Care Facilities Financing Authority
(St. Joseph’s Healthcare System) 4.00% 7/1/48	1,480,000	1,563,161
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,451,983
6.50% 12/1/21	2,745,000	3,033,280

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	$1,674,859
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,273,333
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,122,480
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,000,000	3,101,670
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL-RE)^	2,000,000	1,771,560
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	147,581
Series A 7.50% 6/1/49	610,000	758,163
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 6.875% 11/1/46	1,500,000	1,595,955
Public Finance Authority, Wisconsin
(Bancroft NeuroHealth Project)
Series A 144A 5.00% 6/1/36 #	540,000	557,210
Series A 144A 5.125% 6/1/48 #	625,000	646,050
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,766,702
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,732,340
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	1,880,000	2,280,948
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,111,020
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 @	2,900,000	2,722,781

		87,398,726

Housing Revenue Bonds – 0.91%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45	4,555,000	5,208,050

		5,208,050

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds – 4.77%
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/45	5,000,000	$6,068,700
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	770,000	827,542
Series GG 5.75% 9/1/23	100,000	115,177
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,667,487
Series B 5.50% 6/15/31	5,000,000	5,687,350
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,708,800
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,336,462
St. Louis, Missouri Industrial Development Authority Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,801,851

		27,213,369

Local General Obligation Bonds – 5.92%
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,641,711
5.00% 8/15/26 (PSF)	1,000,000	1,145,960
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,286,025
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	7,328,014
New York City, New York
Series I-1 5.375% 4/1/36	1,835,000	2,055,127
Subseries D-1 5.00% 10/1/36	6,500,000	7,682,740
Raleigh, North Carolina
Series A 5.00% 9/1/26	8,000,000	10,658,160

		33,797,737

Pre-Refunded/Escrowed to Maturity Bonds – 11.28%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	6,456,450
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,946,325
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46-19§	5,145,000	5,791,726

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	$6,279,565
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,528,930
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	3,000,000	3,619,410
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,754,691
Missouri State Health & Educational Facilities Authority Revenue
(Washington University) Series A 5.375% 3/15/39-18§	5,000,000	5,367,500
New Jersey Economic Development Authority
(School Facilities Construction)
5.00% 9/1/18	2,120,000	2,303,020
Series G 5.75% 9/1/23-21§	900,000	1,091,133
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	1,696,400
New York City, New York Water & Sewer System
(Fiscal 2009) Series A 5.75% 6/15/40-18§	910,000	993,056
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/24-18§	2,930,000	3,139,173
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	17,077,110
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	900,000	962,712
Wisconsin Housing & Economic Developing Authority Revenue
6.10% 6/1/21-17 (FHA)§	340,000	363,412

		64,370,613

Special Tax Revenue Bonds – 11.63%
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	9,803,165
Denver, Colorado Convention Center Hotel Authority Revenue Senior
5.00% 12/1/35 (SGI)	1,305,000	1,310,807
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	1,640,000	1,640,000
Kansas State Department of Transportation
5.00% 9/1/27	5,300,000	6,852,794

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	$3,144,800
Mosaic, Virginia District Community Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,606,571
New Jersey Economic Development Authority Revenue
5.00% 6/15/28	2,695,000	2,985,952
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,151,150
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011
5.00% 5/1/40	2,500,000	3,084,425
Series A-1 5.00% 11/1/42	10,000,000	12,112,400
Series C 5.25% 11/1/25	6,000,000	7,060,380
Series D 5.00% 2/1/26	3,000,000	3,507,240
New York State Dormitory Authority
(Education) Series B 5.25% 3/15/38	6,000,000	6,665,220
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	915,000	991,567
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	1,365,000	1,423,695

		66,340,166

State General Obligation Bonds – 6.94%
California State
5.25% 11/1/40	3,795,000	4,429,562
Various Purposes
5.00% 9/1/22	2,180,000	2,668,538
5.00% 11/1/43	3,000,000	3,647,190
6.00% 4/1/38	4,060,000	4,601,807
6.50% 4/1/33	2,570,000	2,949,332
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,984,256
Maryland State
Series A 5.00% 8/1/23	5,000,000	6,282,950
Minnesota State
Various Purpose Series A 5.00% 8/1/23	4,500,000	5,644,440
Washington State
Series C 5.00% 2/1/28	5,000,000	6,379,300

		39,587,375

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 14.77%
Alameda Corridor, California Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	2,450,000	$2,983,120
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,816,673
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,680,042
Miami-Dade County, Florida Aviation Revenue
Series A 5.00% 10/1/41	2,000,000	2,437,180
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	6,209,400
Series E 5.00% 1/1/45	3,000,000	3,588,360
New York Transportation Development
(Laguardia Airport Term B) Series A 5.25% 1/1/50 (AMT)	4,000,000	4,694,080
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,997,300
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	440,236
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	2,059,128
Port Authority of New York & New Jersey Special Project
(193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,970,600
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,566,229
6.50% 12/1/28	5,500,000	5,664,890
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,839,516
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/40 (AMT)	620,000	729,653
5.00% 12/31/45 (AMT)	620,000	726,882
5.00% 12/31/50 (AMT)	930,000	1,077,935
5.00% 12/31/55 (AMT)	930,000	1,072,216
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,863,772
7.50% 6/30/33	1,560,000	1,906,382
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	3,114,890
6.875% 12/31/39	5,500,000	6,505,840
7.00% 12/31/38 (AMT)	1,830,000	2,320,843

		84,265,167

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 4.54%
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/28	1,400,000	$1,700,272
Kansas, Missouri Sanitary Sewer System Revenue
Series A 4.00% 1/1/23	1,500,000	1,756,380
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/36	2,500,000	2,848,725
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	3,090,000	3,373,816
(Second Generation Fiscal 2013) Series CC
5.00% 6/15/47	1,975,000	2,354,852
San Antonio, Texas Water System Revenue
(Junior Lien) Series A 5.00% 5/15/25	1,000,000	1,280,070
San Francisco, California City & County Public Utilities Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,828,200
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,508,160
5.00% 8/1/34	2,000,000	2,498,860
Westmoreland County, Pennsylvania Municipal Authority
5.00% 8/15/42 (BAM)	1,500,000	1,780,680

		25,930,015

Total Municipal Bonds (cost $505,007,566)		562,920,511

Short-Term Investments – 0.52%

Variable Rate Demand Notes – 0.52%¤
Mississippi Business Finance Commission (Chevron USA Project) Series A
0.58% 12/1/30	1,000,000	1,000,000
Montgomery County, Pennsylvania Industrial Development Authority (Acts Retirement Life Communities) Series A 0.64% 11/15/29 (SPA – TD Bank N.A.) (AGC)	2,000,000	2,000,000

Total Short-Term Investments (cost $3,000,000)		3,000,000

Total Value of Securities – 99.17%
(cost $508,007,566)		$565,920,511

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $7,139,058, which represents 1.25% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $3,590,951, which represents 0.63% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free USA Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Build America Mutual Assurance

FHA – Federal Housing Administration

N.A. – National Association

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

TD – Toronto Dominion

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	August 31, 2016

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.69%
Corporate Revenue Bonds – 8.81%
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	$1,620,089
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 4.50% 6/1/27	9,200,000	9,347,108
(Capital Appreciation Asset-Backed) Series A 1.548% 6/1/47 ^	22,610,000	2,406,156
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,060,090
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,219,107
6.25% 6/1/24	7,500,000	7,534,800
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#@‡	1,905,000	1,110,729
Maricopa County, Arizona Corporation Pollution Control Revenue
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 ●	6,000,000	6,688,980
Maryland Economic Development Corporation Pollution Control Revenue (Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,009,940
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines, Inc. Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,203,362
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.25% 12/1/24	3,050,000	3,681,747
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	5,800,000	7,351,732
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 4.50% 6/1/23	1,585,000	1,615,812
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,138,751
Wisconsin Public Finance Authority Exempt Facilities Revenue
(Celanese Project) Series A 5.00% 1/1/24 (AMT)	1,605,000	1,864,111
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,263,274

		63,115,788

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds – 6.10%
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	$2,562,378
Clifton, Texas Higher Education Finance Corporation Revenue
(Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,255,397
Connecticut State Health & Educational Facilities Authority Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,393,300
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	605,000	633,030
Massachusetts State Development Finance Agency Revenue
(Berklee College of Music)
4.00% 10/1/36	1,000,000	1,123,460
5.00% 10/1/35	1,500,000	1,854,990
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,957,891
Massachusetts State Health & Educational Facilities Authority Revenue
(Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,510,390
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	635,014
Series A 5.00% 4/1/31	1,090,000	1,324,655
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,546,722
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,179,669
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,518,923
Pennsylvania State Higher Educational Facilities Authority Revenue
(Drexel University)
5.00% 5/1/34	2,000,000	2,430,780
5.00% 5/1/35	1,000,000	1,214,430
Series A 5.25% 5/1/25	5,290,000	6,186,073
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,700,100

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	$4,708,688

		43,735,890

Electric Revenue Bonds – 2.61%
California State Department Water Resources Power Supply Revenue
Series L 5.00% 5/1/19	6,000,000	6,694,500
Series N 5.00% 5/1/21	3,580,000	4,279,496
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	2,190,000	2,761,305
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,937,080

		18,672,381

Healthcare Revenue Bonds – 10.27%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,800,000	7,099,780
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	4,961,792
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health) Series A 4.00% 10/1/35	2,000,000	2,266,080
(Sutter Health) Series B 4.00% 11/15/41	6,000,000	6,708,600
California Statewide Communities Development Authority
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,918,152
(Loma Linda University Medical Center) Series A 144A 5.00% 12/1/41 #	2,685,000	3,089,361
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,759,210
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	2,028,310
Health & Educational Facilities Authority of The State of Missouri
(Saint Luke’s Health System) 4.00% 11/15/33	2,675,000	2,980,967
Illinois Finance Authority Revenue
(Presence Health Network) Series C 5.00% 2/15/36	2,345,000	2,687,229
(Rush University Medical Center)
Series A 5.00% 11/15/32	2,900,000	3,520,832
Series A 5.00% 11/15/33	1,450,000	1,747,699

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center)
Series A 5.00% 7/1/31	310,000	$383,123
Series A 5.00% 7/1/35	1,685,000	2,054,285
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,800,461
New Jersey Health Care Facilities Financing Authority
(St. Joseph’s Healthcare System) 5.00% 7/1/41	1,585,000	1,876,133
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,678,240
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,210,040
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	783,190
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/18	1,000,000	1,057,230
Palm Beach County, Florida Health Facilities Authority Revenue
(Sinai Residences Boca Raton Project-Entrance Fee)
Series B 6.25% 6/1/23	220,000	220,000
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
4.625% 6/1/36 #	1,460,000	1,460,190
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	2,540,000	2,957,195
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30	2,190,000	3,033,019
St. Cloud, Minnesota
(Centracare Health)
Series A 5.00% 5/1/30	1,285,000	1,610,092
Series A 5.00% 5/1/31	805,000	1,005,461
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 4.00% 11/15/34	1,500,000	1,685,910
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.50% 7/1/30 #	455,000	488,925

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.75% 7/1/35 #	465,000	$502,660

		73,574,166

Lease Revenue Bonds – 5.89%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	690,000	747,077
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,670,530
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,332,112
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,949,610
Metropolitan Washington Airports Authority
Series A 4.00% 10/1/35 (AMT)	6,990,000	7,748,275
Michigan State Grant Anticipation Refunding Bonds
Series 2016 5.00% 3/15/27	4,020,000	5,166,986
Minnesota State General Fund Revenue
Series A 5.00% 6/1/27	3,265,000	4,002,792
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	665,000	714,695
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,687,350
New York Liberty Development Revenue
(World Trade Center Project)
Class 2-3 144A 5.15% 11/15/34 #	4,665,000	5,497,236
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,645,000	2,732,364

		42,249,027

Local General Obligation Bonds – 8.60%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,927,549
Chicago, Illinois
Series C 5.00% 1/1/26	1,295,000	1,410,773
Columbus, Ohio
Series 1 5.00% 7/1/23	2,535,000	3,173,668
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,410,081

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Dallas, Texas Independent School District
(Multi-Modal School Building) Series B6 5.00% 2/15/36 (PSF)●	6,705,000	$8,028,969
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,490,820
Montgomery, Maryland
Series A 5.00% 11/1/28	5,000,000	6,366,650
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,639,125
Series E 5.00% 8/1/23	3,685,000	4,590,073
Subseries D-1 5.00% 10/1/30	4,000,000	4,769,160
Raleigh, North Carolina
Series A 5.00% 9/1/24	2,500,000	3,217,425
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	5,975,000	7,571,640
Washington County, Maryland Suburban Sanitary Commission
(Consolidated Public Improvement)
Second Series 5.00% 6/1/22	5,750,000	7,034,205

		61,630,138

Pre-Refunded/Escrowed to Maturity Bonds – 7.38%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21-18§	2,430,000	2,648,360
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,410,784
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,651,693
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	19,465
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,740,000	1,966,687
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,130,280
California Statewide Communities Development Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23-18§	3,150,000	3,440,304
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project)
Series A 6.00% 6/1/29-19§	1,620,000	1,852,956
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24-19§	1,750,000	2,005,290
Series A 5.625% 12/1/29-19§	1,125,000	1,298,126

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation) Series A
5.25% 7/15/21-18 (AGC)§	2,760,000	$2,998,243
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue
Series C-2 6.75% 6/1/26-18 (AGC)§	6,350,000	7,026,593
Metropolitan New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28-18§	2,135,000	2,407,789
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A
6.375% 11/15/23-18§	3,710,000	4,175,865
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project) 5.00% 8/1/18	2,500,000	2,706,950
New Jersey Economic Development Authority
(School Facilities Construction) 5.00% 9/1/18	1,820,000	1,977,121
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/20-18§	3,440,000	3,685,582
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	670,000	756,778
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,616,173
Virginia Commonwealth
Series B 5.00% 6/1/23-18§	2,000,000	2,154,100

		52,929,139

Resource Recovery Revenue Bonds – 0.03%
Jefferson County, New York Industrial Development
Agency Solid Waste Disposal Revenue
(Green Bond) 144A 5.25% 1/1/24 (AMT)#@	215,000	213,218

		213,218

Special Tax Revenue Bonds – 13.23%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated
Series B 5.00% 9/1/16	200,000	200,000
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	6,551,325
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	725,000	757,980
5.00% 5/1/34	880,000	920,225

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	$3,702,424
Series A 5.25% 1/1/23	5,375,000	5,849,613
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,779,853
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,187,191
Kansas State Department of Transportation
5.00% 9/1/29	4,000,000	5,111,320
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,402,630
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	2,065,422
New Jersey State Economic Development Authority Revenue
5.00% 6/15/22	1,750,000	2,001,073
5.00% 6/15/23	1,250,000	1,423,787
(School Facilities Construction) Series AA
5.50% 12/15/29	4,580,000	5,029,573
New York City, New York Transitional Finance Authority Future Tax Secured
5.00% 11/1/23	2,865,000	3,611,905
Subseries A-1 5.00% 11/1/20	2,860,000	3,352,063
Subseries C 5.00% 11/1/27	4,150,000	5,229,498
Subseries E-1 5.00% 2/1/26	4,020,000	4,871,637
New York State Local Government Assistance Corporation Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,867,797
New York State Urban Development
(Personal Income Tax) Series A 5.00% 3/15/22	6,500,000	7,892,040
Oregon State Lottery
Series C 5.00% 4/1/22	3,750,000	4,555,800
Series C 5.00% 4/1/24	3,550,000	4,508,074
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,001,980
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project) Series B
5.375% 11/1/23	810,000	811,709

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Tri-County Metropolitan Transportation District of Oregon
(Senior Lien) 2.75% 9/1/34	335,000	$341,084
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24	6,500,000	8,014,695
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	30,000	22,979
(Sales Tax - Vacation Village Project A) Series A
5.00% 9/1/27	1,695,000	1,765,682

		94,829,359

State General Obligation Bonds – 13.51%
California State
5.00% 2/1/20	4,250,000	4,863,020
Series C 5.00% 9/1/30	5,985,000	7,564,082
(Various Purposes)
5.00% 10/1/18	5,000,000	5,454,750
5.00% 10/1/24	2,935,000	3,748,846
5.00% 9/1/26	2,675,000	3,520,059
5.25% 9/1/28	7,750,000	9,356,653
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,179,820
Georgia State
Series A-1 5.00% 2/1/24	5,000,000	6,353,800
Maryland State
Series 2-C 5.00% 8/1/22	5,000,000	6,141,100
Massachusetts Commonwealth
Series A 5.00% 3/1/22	3,875,000	4,683,674
Minnesota State
(Various Purpose) Series F 5.00% 10/1/22	8,000,000	9,848,160
New York State
Series A 5.00% 2/15/28	5,000,000	5,875,400
Oregon State
Series L 5.00% 5/1/26	6,000,000	7,082,640
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,317,638
Virginia Commonwealth
Series D 5.00% 6/1/19	5,715,000	6,390,856
Washington State
Series R-2015E 5.00% 7/1/31	3,250,000	4,011,735
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	4,464,199

		96,856,432

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 15.74%
Alameda Corridor, California Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/34	3,280,000	$4,029,775
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,255,400
Central Texas Turnpike System
Series C 5.00% 8/15/33	1,750,000	2,079,105
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	1,520,000	1,825,733
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,386,672
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/22	680,000	685,175
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,172,270
5.00% 7/1/26	3,000,000	3,516,810
Los Angeles, California Department of Airports
Series A 4.00% 5/15/34 (AMT)	1,075,000	1,207,257
Series A 4.00% 5/15/36 (AMT)	540,000	603,974
Series A 5.00% 5/15/35 (AMT)	540,000	662,472
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,845,943
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,800,151
Metropolitan Transportation Authority, New York
Series A 5.00% 11/15/18	2,500,000	2,734,700
Series C 6.50% 11/15/28	725,000	816,756
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,449,434
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,439,835
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	7,064,273
(Junior Lien) Series A 4.00% 1/1/37	1,250,000	1,412,963
New York Transportation Development
(Laguardia Airport Terminal B) Series A
5.00% 7/1/41 (AMT)	4,965,000	5,743,462
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/33	1,155,000	1,424,300
Series A 5.00% 1/1/34	535,000	656,702
Series A 5.00% 1/1/35	430,000	525,387
Series A 5.00% 1/1/36	805,000	979,806

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/20	485,000	$517,029
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,324,693
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,579,700
Series A 5.00% 7/1/33	3,355,000	4,087,262
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	5,000,000	6,287,700
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,548,834
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,626,110
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,187,195
San Francisco, California City & County Airports Commission
Series D 5.00% 5/1/25	2,000,000	2,367,900
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125%7/1/24	3,780,000	4,288,523
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,429,895
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,755,825
7.50%12/31/31	3,765,000	4,528,768

		112,847,789

Water & Sewer Revenue Bonds – 6.52%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,401,430
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,396,739
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/27	2,100,000	2,573,235
Columbus, Ohio Sewerage Revenue
(System) 5.00% 6/1/30	2,600,000	3,324,828
Fairfax, Virginia Sewer Revenue
Series A 4.00% 7/15/32	2,750,000	3,216,290
Series A 5.00% 7/15/31	710,000	919,109

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Clean Water Initiative Revolving)
5.00% 1/1/31	2,125,000	$2,651,384
5.00% 7/1/31	765,000	954,498
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/36	3,730,000	4,250,298
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving
Foundation) Series A 5.00% 6/15/22	1,405,000	1,514,983
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,314,360
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,934,295
San Antonio, Texas Water System Revenue
(Junior Lien)
Series A 5.00% 5/15/21	1,000,000	1,185,970
Series A 5.00% 5/15/22	1,765,000	2,135,474
San Francisco, California City & County Public Utilities
Commission Water Revenue
Sub Series A 5.00% 11/1/27	7,430,000	8,931,009

		46,703,902

Total Municipal Bonds (cost $654,173,332)		707,357,229

Short-Term Investments – 1.06%

Variable Rate Demand Notes – 1.06% ¤
California State (Kindergarten-University) Series B1
0.49% 5/1/34 (LOC - Citibank N.A.)	500,000	500,000
Health & Educational Facilities Authority of The State of
Missouri (The Washington University) Series C
0.58% 3/1/40 (SPA - U.S. Bank N.A.)	2,000,000	2,000,000
Metropolitan Water District of Southern California Series
B-3 0.53% 7/1/35 (SPA - Wells Fargo Bank N.A.)	3,000,000	3,000,000
Montgomery County, Pennsylvania Industrial Development
Authority (ACTS Retirement Life Community) Series A
0.64% 11/15/29 (SPA - TD Bank N.A.) (AGC)	2,000,000	2,000,000
New York City, New York (Fiscal 2015) Subseries F-6
0.59% 6/1/44 (SPA - JPMorgan Chase Bank N.A.)	100,000	100,000

Total Short-Term Investments (cost $7,600,000)		7,600,000

Total Value of Securities – 99.75% (cost $661,773,332)		$714,957,229

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $12,362,319, which represents 1.72% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $1,323,947, which represents 0.18% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. The rate shown is the rate as of Aug. 31, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

TD – Toronto Dominion

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	August 31, 2016

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.91%
Corporate Revenue Bonds – 19.18%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$1,849,480
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	31,340,000	31,339,060
Series A-2 6.50% 6/1/47	11,405,000	11,706,662
Build NYC Resource, New York
(Pratt Paper Inc. Project) 144A 5.00% 1/1/35 (AMT)#	2,950,000	3,403,208
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,645,450
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,146,520
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,156,060
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	5,020,200
Series A-1 5.75% 6/1/47	10,735,000	10,974,605
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	86,635,000	9,219,697
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,628,500
(Special Facilities Continental Airlines) Series A
6.625% 7/15/38 (AMT)	2,000,000	2,334,160
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,308,596
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,362,956
6.00% 6/1/28	1,455,000	1,742,610
6.25% 6/1/24	2,635,000	2,647,226
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,602,910
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
144A 7.75% 7/1/39 (AMT)#@‡	4,000,000	2,315,120
Series A 8.375% 7/1/39 (AMT)@‡	3,500,000	2,024,820
Lower Alabama Gas District
Series A 5.00% 9/1/46	4,130,000	5,615,685

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	$558,552
Mission, Texas Economic Development Corporation Revenue
(Senior Lien - Natgasoline Project) Series B 144A
5.75% 10/1/31 (AMT)#	4,500,000	4,804,470
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,730,225
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,487,000
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,480,566
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	10,000,000	13,764,900
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,270,240
New York Transportation Development Authority Special Facility Revenue
(American Airlines Inc. Project) 5.00% 8/1/31 (AMT)	1,580,000	1,740,876
Nez Perce County, Idaho
(Potlatch Project) 2.75% 10/1/24	6,500,000	6,575,790
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	5,072,940
Pima County, Arizona Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	562,295
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,177,440
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	13,015,000	16,771,129
5.25% 12/1/27	2,235,000	2,784,676
5.25% 12/1/28	1,050,000	1,320,144
5.50% 12/1/29	765,000	988,365
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,969,744
Sweetwater County, Wyoming Solid Waste Disposal Revenue
(FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,003,900
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	12,000,000	15,210,480

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tobacco Settlement Financing Authority Revenue, New York
(Revenue Asset Backed) Series B 5.00% 6/1/21	195,000	$195,737
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,906,243
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	26,430,000	26,051,258
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	484,205
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,284,980
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,503,850
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,644,509
Wisconsin Public Finance Authority
(Celanese Project) Series C 4.30% 11/1/30 (AMT)	4,000,000	4,236,760
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	2,066,180

		243,690,979

Education Revenue Bonds – 14.56%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,134,750
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	719,362
Series A 5.00% 6/15/46	1,325,000	1,353,196
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,335,734
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	910,000	945,162
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,081,010
5.50% 11/1/44	2,500,000	2,783,875
(Albert Einstein School of Medicine) 144A
5.50% 9/1/45 #	4,000,000	4,815,120
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,295,880
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,443,440
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,954,575

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	$1,837,156
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,399,537
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,805,715
California School Finance Authority
(Alliance College-Ready Public Schools)
144A 5.00% 7/1/35 #	1,000,000	1,159,490
144A 5.00% 7/1/45 #	3,000,000	3,463,320
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	680,566
Series A 144A 5.00% 8/1/40 #	605,000	698,690
(New Designs Charter School) Series A 5.50% 6/1/42	2,650,000	2,872,017
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,115,580
6.00% 10/1/49	720,000	807,120
California State University
(Systemwide) Series A 5.00% 11/1/17	4,570,000	4,808,874
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,281,014
California Statewide Communities Development Authority Revenue
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,207,160
Series A 5.50% 11/1/38	2,000,000	2,072,640
Capital Trust Agency, Florida
(River City Education Services Inc. Project)
5.375% 2/1/35	870,000	910,707
5.625% 2/1/45	1,500,000	1,574,205
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,132,880
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,151,300
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,428,220
(Charter School - Loveland Classical School)
5.00% 7/1/46	1,500,000	1,562,910
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	549,875

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	$764,288
5.00% 6/1/46	820,000	891,283
5.00% 6/1/51	1,035,000	1,123,047
District of Columbia
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,738,347
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,568,700
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,127,280
Florida Higher Educational Facilities Financial Authority
(Nova Southeastern University)
5.00% 4/1/35	1,500,000	1,810,680
5.00% 4/1/36	1,380,000	1,660,623
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,807,588
5.125% 3/1/37	2,000,000	2,002,200
Hawaii State Department of Budget & Finance
Series A 144A 5.00% 1/1/45 #	1,500,000	1,571,730
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,309,340
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,268,440
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	1,091,670
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	680,664
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	544,236
Series B 144A 5.00% 7/1/49 #^	2,888,155	308,455
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,144,630
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,117,400
(Rogers Park Montessori)
6.00% 2/1/34	675,000	735,554
6.125% 2/1/45	1,800,000	1,957,806
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875%10/1/43	1,000,000	1,187,870

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39 @	1,000,000	$1,000,190
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,916,275
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,735,335
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	3,845,000	4,039,211
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,064,600
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,769,116
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,054,730
Series A 144A 6.00% 9/15/45 #	1,000,000	1,061,530
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooley) 144A
6.75% 7/1/44 #	3,500,000	3,811,045
(Public School Academy) (Old Redford) Series A
6.50%12/1/40	900,000	941,913
(Public School Academy) (University Learning)
7.50%11/1/40	1,000,000	1,082,600
(Public School Academy) (Voyageur) 8.00% 7/15/41 @	1,250,000	1,158,937
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	981,131
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,014,210
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,672,182
Series A 144A 5.125% 12/15/45 #	2,515,000	2,630,187
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,692,990

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	$1,413,700
New York State Dormitory Authority
Series A 5.00% 7/1/41	1,200,000	1,474,164
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,292,651
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,338,686
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30 #	900,000	968,103
Series A 144A 6.375% 9/1/40 #	500,000	544,330
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,424,111
(Edinboro University) 6.00% 7/1/42	1,000,000	1,050,880
(Foundation Indiana University) Series A 1.083% 7/1/39
(SGI)●	2,400,000	1,936,008
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,488,743
(Discovery Charter School Project)
5.875% 4/1/32	450,000	460,017
6.25% 4/1/37	200,000	206,082
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,105,490
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,729,568
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,144,080
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,808,176
Phoenix, Arizona Industrial Development Authority Revenue
(Basic Schools Projects) Series A 144A 5.00% 7/1/46 #	4,000,000	4,364,480
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	2,183,820
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,072,980
5.625% 9/1/42	600,000	649,560
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	469,850
(Legacy Traditional Schools Project) Series A 144A
6.75% 7/1/44 #	1,500,000	1,816,110
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,274,200

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	$2,082,680
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	655,000	683,656
Series A 5.00% 8/15/46	1,000,000	1,031,830
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,146,374
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	700,000	706,069
Public Finance Authority Revenue, Wisconsin
(NC Charter Educational Foundation Project) Series A
5.00% 6/15/46	2,500,000	2,523,375
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,437,580
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,597,760
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,423,889
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,768,425
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,119,420
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,144,460
Yonkers, New York Economic Development Corporation Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	638,834

		184,939,234

Electric Revenue Bonds – 0.71%
California State Department of Water Resources
Series L 5.00% 5/1/17	1,045,000	1,076,444
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,335,222
South Carolina State Public Service Authority
Series E 5.25% 12/1/55	4,000,000	4,829,800

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	$761,918

		9,003,384

Healthcare Revenue Bonds – 26.21%
Abag, California Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,918,604
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,260,170
Series A 8.00% 10/1/46	1,500,000	1,887,420
Antelope Valley, California Healthcare District
Series A 5.00% 3/1/41	1,000,000	1,100,810
Arizona Health Facilities Authority
(Phoenix Children’s Hospital) 5.00% 2/1/19	2,545,000	2,786,699
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	940,000	1,124,625
Bexar County, Texas Health Facilities Development Corporation Revenue
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,126,700
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,110,609
5.75% 6/1/35	1,500,000	1,719,240
5.75% 6/1/45	2,500,000	2,837,225
6.00% 6/1/50	2,650,000	3,048,825
Board of Managers Joint Guadalupe County-City of Seguin, Texas Hospital
5.00%12/1/45	1,100,000	1,186,933
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health) Series A 4.00% 10/1/47	4,510,000	5,037,940
(Sutter Health) Series B 5.00% 11/15/46	3,625,000	4,499,495
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,115,920
California Statewide Communities Development Authority Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	582,365
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	15,193,360
Series A 144A 5.25% 12/1/56 #	8,930,000	10,379,339

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	$3,004,050
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	5,362,450
Centre County, Pennsylvania Hospital Authority
(Mount Nittany Medical Center) Series A
5.00% 11/15/46	1,250,000	1,490,200
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,100,143
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	3,029,775
(Christian Living Community Project) Series A
5.75% 1/1/37	1,990,000	2,003,074
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	591,355
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,170,910
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	796,845
Series A 144A 5.75% 12/1/35 #	1,150,000	1,225,429
Series A 144A 6.125% 12/1/45 #	1,200,000	1,335,552
Series A 144A 6.25% 12/1/50 #	560,000	607,829
Connecticut State Health & Educational Facility Authority
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	1,113,150
Series A 144A 5.00% 9/1/53 #	1,500,000	1,652,535
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,718,160
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	112,265
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,084,990
Series A 5.25% 9/1/29	500,000	562,900
Series A 5.25% 9/1/44	2,000,000	2,181,160
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,276,987

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	$1,213,236
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A
6.375% 6/1/46 #	5,500,000	5,812,070
(Tuscan Isle Obligated Group) Series A 144A
7.00% 6/1/45 #	2,000,000	2,154,280
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,768,585
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	845,895
5.25% 11/15/51	1,350,000	1,375,542
Hanover County, Virginia Economic Development Authority Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,863,581
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,411,375
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,216,000
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,613,804
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,129,810
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,692,584
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	2,037,753
Series A 7.75% 5/15/30	500,000	582,480
Series A 8.00% 5/15/40	2,205,000	2,571,074
Series A 8.00% 5/15/46	1,500,000	1,745,040
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,842,076
(Provena Health) Series A 7.75% 8/15/34	980,000	1,179,587
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,118,910
5.50% 8/15/45	1,000,000	1,116,100
(Marquette Project) 5.00% 3/1/39	1,250,000	1,359,037
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,625,725

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	$1,408,774
5.75% 11/15/45	2,500,000	2,701,900
5.75% 11/15/50	1,600,000	1,715,600
Kentucky Economic Development Finance Authority Hospital Revenue
(Owensboro Medical Health System)
Series A 5.00% 6/1/17	2,525,000	2,597,569
Series A 6.50% 3/1/45	4,965,000	5,734,079
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,380,450
Lakeland, Florida
(Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,851,200
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	742,937
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,151,330
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,945,242
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,142,130
Maryland State Health & Higher Educational Facilities Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,937,946
Metropolitan Government Nashville & Davidson County,
Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center)
5.00% 7/1/40	2,500,000	3,021,200
5.00% 7/1/46	1,000,000	1,200,780
Michigan Finance Authority Revenue
(Beaumont Health Credit Group) 5.00% 11/1/44	3,275,000	3,901,999
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,939,723
Missouri State Health & Educational Facilities Authority Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,152,930

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	$1,626,647
5.375% 1/1/50	6,250,000	6,588,375
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,794,890
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,630,511
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	681,704
Series A1 5.00% 7/1/46	1,395,000	1,620,041
Series A1 5.00% 7/1/51	1,595,000	1,841,699
Series B 4.00% 7/1/31	635,000	677,272
Series B 4.25% 7/1/36	955,000	1,018,622
Series B 4.75% 7/1/51	1,915,000	2,073,236
Series B 5.00% 7/1/46	1,595,000	1,808,858
Series C 5.00% 7/1/31	250,000	272,910
Series C 5.25% 7/1/36	350,000	387,363
Series C 5.50% 7/1/46	1,250,000	1,393,600
Series C 5.75% 7/1/51	1,000,000	1,134,970
Series D 6.00% 7/1/26	150,000	154,488
Series D 7.00% 7/1/51	1,350,000	1,401,894
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,183,980
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,079,166
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	3,028,450
(St. Josephs Healthcare System) 4.00% 7/1/48	3,260,000	3,443,179
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,981,880
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,283,450
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,883,200
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,247,323
144A 5.00% 12/1/45 #	800,000	903,888
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,448,850

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	$1,644,473
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,004,250
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,139,520
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	4,000,000	4,135,560
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	350,504
Series A 7.50% 6/1/49	2,920,000	3,629,239
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch)
Series A 6.875% 11/1/46	1,750,000	1,861,947
Series A 7.00% 11/1/51	3,750,000	3,993,713
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 4.625% 6/1/36 #	235,000	235,030
Series A 144A 5.00% 6/1/36 #	960,000	990,595
Series A 144A 5.125% 6/1/48 #	1,375,000	1,421,310
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	3,255,000	3,357,044
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,943,300
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,698,135
San Buenaventura, California Revenue
7.50% 12/1/41	4,475,000	5,570,480
South Carolina Jobs - Economic Development Authority Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	999,884
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	869,263
5.50% 12/1/43	1,250,000	1,429,663
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30	1,420,000	1,966,615

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/43	2,500,000	$3,415,425
St. Johns County, Florida Industrial Development Authority Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,144,650
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	635,508
Series A 5.125% 8/15/45	1,800,000	1,897,056
Suffolk County, New York Economic Development Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	654,269
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	3,790,000	4,598,293
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,377,970
(Buckner Retirement Services)
Series B 5.00% 11/15/40	2,080,000	2,494,939
Series B 5.00% 11/15/46	3,000,000	3,577,830
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	555,510
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,175,548
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	769,349
Series A 144A 5.00% 7/1/46 #	1,450,000	1,578,122
Series A 144A 5.00% 7/1/51 #	2,000,000	2,144,360
(Heron’s Key)
Series A 144A 6.75% 7/1/35 #	820,000	886,412
Series A 144A 7.00% 7/1/45 #	1,750,000	1,909,163
Series A 144A 7.00% 7/1/50 #	2,000,000	2,167,460
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	294,122
Series A 5.75% 11/1/39	600,000	650,934
Series A 6.00% 5/1/47	920,000	1,002,671
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 @	7,800,000	7,323,342

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00%7/1/34	800,000	$916,480
Series A 5.00% 7/1/24	1,700,000	1,867,195
Series A 6.125% 7/1/39	750,000	859,755
Series A 6.25% 7/1/44	2,500,000	2,869,475
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	530,440
Series II-A 5.25% 12/1/36	500,000	536,435
Series II-A 5.375% 12/1/46	1,200,000	1,289,460
Wisconsin Public Finance Authority (Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,250,080
Yamhill County, Oregon Hospital Authority (Friendsview Retirement Community) Series A 5.00%11/15/51	1,375,000	1,519,760

		332,859,355

Housing Revenue Bonds – 0.74%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,419,624
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,728,510
Senior Series A 6.40% 8/15/45	1,750,000	2,000,897
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	860,843
Series A 5.25% 5/15/49	3,000,000	3,430,110

		9,439,984

Lease Revenue Bonds – 5.32%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,341,749
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	557,615
Series A 144A 6.875% 1/1/42 #	1,500,000	1,692,885
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,029,519
Capital Trust Agency, Florida Revenue
(Air Cargo – Aero Miami) Series A 5.35% 7/1/29	850,000	931,405

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41	2,235,000	$2,547,431
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/45	2,205,000	2,676,297
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,032,000
5.375% 2/1/41	4,000,000	4,172,360
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,817,100
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A
5.00% 11/15/44 #	10,000,000	11,634,300
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,887,228
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	12,745,152
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,928,793
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,311,720
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	8,086,245
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,207,370

		67,599,169

Local General Obligation Bonds – 3.88%
Arlington County, Virginia
Series D 5.00% 8/1/17	1,375,000	1,431,334
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,399,586
Series 2005D 5.50% 1/1/40	3,000,000	3,146,820
Series 2007E 5.50% 1/1/42	2,150,000	2,252,211
Series 2007F 5.50% 1/1/42	1,250,000	1,309,425
Series A 5.50% 1/1/33	2,000,000	2,120,460
Series C 5.00% 1/1/26	2,125,000	2,314,975
Hennepin County, Minnesota
Series B 5.00% 12/1/17	5,700,000	6,018,687
New York City, New York
Series E 5.00% 8/1/20	3,615,000	4,193,436
Series J 5.00% 8/1/17	3,625,000	3,772,393

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Plano, Texas Independent School District (School Building) Series A 5.00% 2/15/17	560,000	$571,570
Prince George’s County, Maryland
(Consolidated Public Improvement)
Series B 5.00% 9/15/20	3,190,000	3,723,272
Series C 5.00% 8/1/17	1,775,000	1,847,722
Raleigh, North Carolina
Series A 5.00% 9/1/22	7,935,000	9,764,970
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,890,474
San Diego, California Unified School District
Series R-5 4.00% 7/1/29	1,250,000	1,490,587

		49,247,922

Pre-Refunded/Escrowed to Maturity Bonds – 4.84%
Brevard County, Florida Health Facilities Authority Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	4,066,440
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,060,677
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B
7.75% 4/1/31-21§	1,000,000	1,264,230
California Statewide Communities Development Authority Revenue
(Aspire Public Schools) 6.00% 7/1/40-19§	995,000	1,117,196
(Inland Regional Center Project) 5.375% 12/1/37-17§	6,220,000	6,600,291
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,300,073
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,248,780
Commonwealth of Massachusetts
Series E 5.00% 11/1/23-16 (AMBAC)§	5,000,000	5,037,600
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/36-17§	1,000,000	1,014,230
6.375% 1/1/39-19§	900,000	1,017,657
Guam Government Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	310,000	357,706
Illinois Finance Authority Revenue
(Provena Health) Series A 7.75% 8/15/34-19§	20,000	23,963
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,199,427

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	1,750,000	$2,111,322
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	336,460
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	2,144,634
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,829,627
Maryland State Economic Development Corporation Student Housing Revenue
(University of Maryland College Park Projects)
5.75% 6/1/33-18§	1,130,000	1,231,180
Massachusetts State Health & Educational Facilities Authority Revenue
(Springfield College) 5.625% 10/15/40-19§	1,000,000	1,148,350
New Jersey Health Care Facilities Financing Authority Revenue
(St. Joseph’s Healthcare System) 6.625% 7/1/38-18§	860,000	953,233
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	1,182,160
North Texas Tollway Authority Revenue
(Toll 2nd Tier) Series F 5.75% 1/1/38-18§	7,000,000	7,476,490
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,199,110
5.00% 7/1/17	1,945,000	2,015,428
5.125% 7/1/31-19§	1,000,000	1,125,570
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	1,100,000	1,242,472
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) 5.75% 7/1/39-19§	500,000	571,090
Travis County, Texas Health Facilities Development Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,252,910
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,858,200

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39-19 (AGC)§	1,250,000	$1,444,962

		61,431,468

Resource Recovery Revenue Bonds – 0.60%
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,617,600
Jefferson County, New York Industrial Development Agency Solid Waste Disposal Revenue
(Green Bond) 144A 5.25% 1/1/24 (AMT)#@	215,000	213,218
Mission, Texas Economic Development Corporation Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	1,034,350
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,718,820

		7,583,988

Special Tax Revenue Bonds – 7.11%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	1,475,000	1,612,736
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park – North Project) 6.10% 7/1/40	1,725,000	1,826,085
Babcock Ranch, Florida Community Independent Special District
5.00% 11/1/31	615,000	635,634
5.25% 11/1/46	500,000	516,250
Baltimore, Maryland Convention Center Hotel Revenue Subordinated
Series B 5.875% 9/1/39	1,000,000	1,002,500
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	5,500,000	6,505,620
6.50% 7/15/30	1,175,000	1,399,601
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	2,000,000	2,094,160
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,065,150
144A 5.40% 3/1/45 #	2,000,000	2,129,100

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,900,000	$2,011,492
Farms New Kent, Virginia Community Development Authority Special Assessment
Series C 5.80% 3/1/36 @‡	1,000,000	249,950
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	5,000,000	5,519,050
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	465,000	465,000
Howard County, Maryland
(Annapolis Junction Town Center Project)
5.80% 2/15/34	725,000	797,007
6.10% 2/15/44	1,420,000	1,568,915
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,871,689
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,387,993
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39	215,000	247,573
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,338,135
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,736,145
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,316,555
5.90% 3/1/30	2,000,000	2,170,680
Nevada State
5.00% 6/1/17	1,955,000	2,020,629
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	2,000,000	2,233,200
Series AA 5.25% 6/15/41	1,000,000	1,156,750
(Transportation Systems) Series B
5.50% 12/15/16 (NATL-RE)	2,500,000	2,534,850
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,012,450
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,151,150

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Future Tax Secured - Subordinated Fiscal)
Series A-1 5.00% 11/1/19	1,525,000	$1,730,509
Series E-1 5.00% 2/1/41	2,500,000	3,030,825
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E
5.00% 2/15/17	1,000,000	1,020,580
Norco, California Redevelopment Agency Tax Allocation
(Area#1 Project) 6.00% 3/1/36	1,000,000	1,164,490
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,770,000	3,093,979
Prince George’s County, Maryland Revenue Authority
(Suitland - Naylor Road Project) 5.00% 7/1/46	2,500,000	2,635,600
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35	2,500,000	2,601,800
Series A 5.75% 12/1/45	2,500,000	2,606,075
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,156,590
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,202,376
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	1,001,140
Series A 5.50% 11/1/27	500,000	500,565
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	1,042,220
Series A 144A 5.25% 9/1/45 #	3,000,000	3,122,970
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,270,272
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00%1/1/17	2,510,000	2,548,077

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment Revenue
5.65% 5/1/37	855,000	$856,359
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A
6.00% 9/1/35	5,000,000	5,206,550

		90,367,026

State General Obligation Bonds – 1.49%
California State
5.00% 2/1/17	725,000	738,703
(Various Purpose) 5.00% 9/1/21	675,000	809,507
Connecticut State
Series E 5.00% 12/15/17	1,040,000	1,053,707
Hawaii State
Series EH 5.00% 8/1/20	5,000,000	5,798,650
Maryland State & Local Facilities Loan
(1st Series) Series A 5.00% 8/1/20	6,000,000	6,983,160
New York State
Series A 5.25% 2/15/24	2,000,000	2,378,660
Washington State
(Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	1,157,294

		18,919,681

Transportation Revenue Bonds – 9.79%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,966,714
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,832,775
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,990,900
Series A 6.00% 1/15/49	7,690,000	9,324,356
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	4,101,971
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,145,740
Kentucky Public Transportation Infrastructure Authority
(1st Tier – Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,577,680
Series A 6.00% 7/1/53	1,290,000	1,561,971
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,162,170

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Los Angeles, California Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	$5,968,000
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,566,908
Metropolitan New York Transportation Authority
(Green Bonds) Series A1 5.25% 11/15/56	5,000,000	6,215,950
Metropolitan Washington Airports Authority
Series A 5.00% 10/1/34 (AMT)	4,745,000	5,782,210
Miami-Dade County, Florida Aviation Revenue
Series A 5.00% 10/1/41	5,000,000	6,092,950
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	2,000,000	2,392,240
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	2,765,000	3,074,155
(Junior Lien) Series A 5.25% 1/1/56	4,000,000	4,955,160
New York Transportation Development
(Laguardia Airport Terminal B) Series A
5.25% 1/1/50 (AMT)	9,150,000	10,737,708
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 5.00% 12/31/38 (AMT)	3,000,000	3,543,990
Pennsylvania Turnpike Commission
Series B 5.25% 12/1/39	3,460,000	4,136,741
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,315,833
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,192,450
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,093,570
San Francisco, California City & County Airports Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,056,404
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,243,548
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/40 (AMT)	1,270,000	1,494,612
5.00% 12/31/45 (AMT)	1,270,000	1,488,935
5.00% 12/31/50 (AMT)	1,910,000	2,213,824
5.00% 12/31/55 (AMT)	1,910,000	2,202,077

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	$8,407,070
7.50% 6/30/33	500,000	611,020
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,383,079
6.875% 12/31/39	4,055,000	4,796,578
7.00% 12/31/38 (AMT)	1,335,000	1,693,074

		124,322,363

Water & Sewer Revenue Bonds – 3.48%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A
5.50% 10/1/36 (AMT)#	500,000	514,370
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	221,899
5.00% 11/1/27	150,000	183,802
5.00% 11/1/28	30,000	36,434
5.00% 11/1/29	1,470,000	1,778,479
5.00% 11/1/30	1,000,000	1,206,220
Jefferson County, Alabama Sewer Revenue
(Senior Lien – Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,971,975
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	20,754,855
Series D 7.00% 10/1/51	5,000,000	6,473,800
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/40	5,000,000	5,669,150
Metropolitan Water Reclamation District of Greater Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	500,000	505,685
New York City Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,854,057

		44,170,726

Total Municipal Bonds (cost $1,130,923,503)		1,243,575,279

Short-Term Investments – 1.69%
Variable Rate Demand Notes – 1.69% ¤
California Municipal Finance Authority (Chevron USA – Recovery Zone) Series A
0.53%11/1/35	2,000,000	2,000,000

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Variable Rate Demand Notes ¤ (continued)
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation) Series C-4
0.57% 6/1/37 (LOC - U.S. Bank N.A.)	950,000	$950,000
(National Jewish Federation) Series D-3
0.57% 12/1/37 (LOC - JPMorgan Chase Bank N. A.)	700,000	700,000
(National Jewish Federation) Series D-7
0.57% 2/1/35 (LOC - JPMorgan Chase Bank N. A.)	305,000	305,000
Geisinger, Pennsylvania Authority (Geisinger Health System) Series A
0.55% 10/1/43 (SPA - Wells Fargo Bank N.A.)	500,000	500,000
Industrial Development Authority, Phoenix, Arizona (Mayo Clinic) Series B
0.57% 11/15/52 (SPA - Wells Fargo Bank N.A.)	6,215,000	6,215,000
Lancaster County, Pennsylvania Hospital Authority Revenue (Masonic Homes Project) Series D
0.58% 7/1/34 (LOC - JP Morgan Chase Bank N.A.)	625,000	625,000
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority
(Allina Health System) Series B-1
0.57% 11/15/35 (LOC - JP Morgan Chase Bank N.A.)	600,000	600,000
(Allina Health System) Series B-2
0.56% 11/15/35 (LOC - JP Morgan Chase Bank N.A.)	4,500,000	4,500,000
(Children’s Hospital Clinics) Series A-II
0.60% 8/15/37 (AGM) (SPA - U.S. Bank N.A.)	275,000	275,000
(Health Care Facilities - Children’s Health Care) Series B
0.58% 8/15/25 (AGM) (SPA - U.S. Bank N.A.)	1,875,000	1,875,000
Mississippi Business Finance (Chevron U.S.A. Inc. Project) Series G
0.58%12/1/30	600,000	600,000
New York City, New York (Fiscal 2015) Subseries F-6
0.59% 6/1/44 (SPA - JPMorgan Chase Bank N.A.)	2,300,000	2,300,000

Total Short-Term Investments (cost $21,445,000)		21,445,000

Total Value of Securities - 99.60% (cost $1,152,368,503)		$1,265,020,279

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $164,094,266, which represents 12.92% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $14,285,577, which represents 1.12% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. The rate shown is the rate as of Aug. 31, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

August 31, 2016

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$562,920,511	$707,357,229	$1,243,575,279
Short-term investments, at value[2]	3,000,000	7,600,000	21,445,000
Interest receivable	6,318,437	8,005,101	15,227,374
Receivable for securities sold	3,404,624	230,120	9,272,118
Receivable for fund shares sold	135,336	2,249,254	3,063,039

Total assets	575,778,908	725,441,704	1,292,582,810

Liabilities:
Cash overdraft	23,340	1,079,793	6,996,030
Payable for securities purchased	4,020,501	5,850,510	12,668,738
Income distribution payable	432,999	483,714	1,137,523
Payable for fund shares redeemed	143,079	737,663	579,736
Dividend disbursing and transfer agent fees and expense payable to affiliates	9,805	12,405	21,606
Investment management fees payable to affiliates	231,422	277,461	450,093
Distribution fees payable to affiliates	129,383	65,875	148,373
Other accrued expenses to affiliates	128,459	199,823	410,178
Trustees’ fees and expenses payable	3,215	4,148	7,007
Accounting and administration expenses payable to affiliates	2,275	2,878	5,012
Audit and tax fees payable	4,584	4,584	4,584
Legal fees payable to affiliates	848	1,096	1,848
Reports and statements to shareholders expenses payable to affiliates	419	526	933

Total liabilities	5,130,329	8,720,476	22,431,661

Total Net Assets	$570,648,579	$716,721,228	$1,270,151,149

Net Assets Consist of:
Paid-in capital	$508,193,042	$664,595,148	$1,173,021,716
Undistributed (distributions in excess of) net investment income	66,896	(24,178)	(4,102)
Accumulated net realized gain (loss) on investments	4,475,696	(1,033,639)	(15,518,241)
Net unrealized appreciation of investments	57,912,945	53,183,897	112,651,776

Total Net Assets	$570,648,579	$716,721,228	$1,270,151,149

Statements of assets and liabilities

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$493,408,251	$188,034,120	$250,810,577
Shares of beneficial interest outstanding, unlimited authorization, no par	40,377,950	15,193,284	21,962,189
Net asset value per share	$12.22	$12.38	$11.42
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.80	$12.73	$11.96

Class C:
Net assets	$31,544,997	$49,515,038	$113,904,934
Shares of beneficial interest outstanding, unlimited authorization, no par	2,580,977	4,002,828	9,933,522
Net asset value per share	$12.22	$12.37	$11.47

Institutional Class:
Net assets	$45,695,331	$479,172,070	$905,435,638
Shares of beneficial interest outstanding, unlimited authorization, no par	3,711,980	38,344,537	78,558,266
Net asset value per share	$12.31	$12.50	$11.53
[1]Investments, at cost	$505,007,566	$654,173,332	$1,130,923,503
[2]Short-term investments, at cost	3,000,000	7,600,000	21,445,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2016

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$24,498,197	$25,719,769	$50,940,065

Expenses:
Management fees	3,077,562	3,525,365	5,755,658
Distribution expenses — Class A	1,217,785	470,045	592,954
Distribution expenses — Class C	309,751	490,099	1,035,558
Dividend disbursing and transfer agent fees and expenses	440,277	737,700	1,070,468
Accounting and administration expenses	183,221	231,903	360,189
Registration fees	52,146	66,097	116,411
Legal fees	51,605	66,932	99,155
Audit and tax fees	43,584	43,584	43,584
Reports and statements to shareholders expenses	39,143	42,687	65,865
Trustees’ fees and expenses	27,361	34,677	53,344
Custodian fees	22,427	28,403	42,457
Other	32,099	40,026	64,548

	5,496,961	5,777,518	9,300,191
Less expenses waived	(801,290)	(521,610)	(999,626)
Less waived distribution expenses — Class A	—	(188,018)	—
Less expense paid indirectly	(329)	(181)	(232)

Total operating expenses	4,695,342	5,067,709	8,300,333

Net Investment Income	19,802,855	20,652,060	42,639,732

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	7,412,248	6,205,347	(132,180)
Net change in unrealized appreciation (depreciation) of investments	11,011,063	13,384,099	67,701,215

Net Realized and Unrealized Gain	18,423,311	19,589,446	67,569,035

Net Increase in Net Assets Resulting from Operations	$38,226,166	$40,241,506	$110,208,767

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Year ended
	8/31/16	8/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,802,855	$20,643,664
Net realized gain (loss)	7,412,248	(200,295)
Net change in unrealized appreciation (depreciation)	11,011,063	(4,364,863)

Net increase in net assets resulting from operations	38,226,166	16,078,506

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(17,504,374)	(18,666,036)
Class B	—	(686)
Class C	(858,163)	(875,173)
Institutional Class	(1,431,583)	(1,110,504)

	(19,794,120)	(20,652,399)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,556,280	74,645,028
Class C	4,181,538	4,235,410
Institutional Class	20,247,575	17,428,772

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	15,102,308	15,764,865
Class B	—	616
Class C	721,186	710,330
Institutional Class	1,086,711	849,477

	59,895,598	113,634,498

	Year ended
	8/31/16	8/31/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(60,655,312)	$(82,684,570)
Class B	—	(244,344)
Class C	(5,219,246)	(3,404,801)
Institutional Class	(10,182,828)	(9,294,550)

	(76,057,386)	(95,628,265)

Increase (decrease) in net assets derived from capital share transactions	(16,161,788)	18,006,233

Net Increase in Net Assets	2,270,258	13,432,340

Net Assets:
Beginning of year	568,378,321	554,945,981

End of year	$570,648,579	$568,378,321

Undistributed net investment income	$66,896	$58,161

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Year ended
	8/31/16	8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,652,060	$21,819,541
Net realized gain	6,205,347	2,050,022
Net change in unrealized appreciation (depreciation)	13,384,099	(12,796,169)

Net increase in net assets resulting from operations	40,241,506	11,073,394

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,362,533)	(6,795,570)
Class B	—	(11)
Class C	(980,428)	(1,036,994)
Institutional Class	(14,367,442)	(13,969,050)

	(20,710,403)	(21,801,625)

Capital Share Transactions:
Proceeds from shares sold:
Class A	42,587,074	49,925,867
Class C	5,664,853	6,388,052
Institutional Class	146,784,446	170,360,519

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,001,787	5,089,103
Class B	—	11
Class C	893,576	936,512
Institutional Class	9,003,563	8,398,439

	209,935,299	241,098,503

	Year ended
	8/31/16	8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(49,232,611)	$(117,178,823)
Class B	—	(5,017)
Class C	(6,715,315)	(12,510,417)
Institutional Class	(163,901,252)	(132,111,146)

	(219,849,178)	(261,805,403)

Decrease in net assets derived from capital share transactions	(9,913,879)	(20,706,900)

Net Increase (Decrease) in Net Assets	9,617,224	(31,435,131)

Net Assets:
Beginning of year	707,104,004	738,539,135

End of year	$716,721,228	$707,104,004

Undistributed (distributions in excess of) net investment income	$(24,178)	$34,165

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Year ended
	8/31/16	8/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$42,639,732	$33,473,852
Net realized loss	(132,180)	(831,845)
Net change in unrealized appreciation (depreciation)	67,701,215	4,993,478

Net increase in net assets resulting from operations	110,208,767	37,635,485

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,838,898)	(8,419,400)
Class B	—	(680)
Class C	(3,074,474)	(2,552,313)
Institutional Class	(30,594,298)	(22,286,610)

	(42,507,670)	(33,259,003)

Capital Share Transactions:
Proceeds from shares sold:
Class A	71,930,474	91,360,167
Class C	30,273,869	30,401,468
Institutional Class	324,718,812	355,524,456

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,021,837	6,651,908
Class B	—	678
Class C	2,654,379	2,157,658
Institutional Class	26,610,128	19,296,801

	463,209,499	505,393,136

	Year ended
	8/31/16	8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(69,509,287)	$(77,543,924)
Class B	—	(223,935)
Class C	(16,512,385)	(13,377,278)
Institutional Class	(142,479,009)	(111,991,145)

	(228,500,681)	(203,136,282)

Increase in net assets derived from capital share transactions	234,708,818	302,256,854

Net Increase in Net Assets	302,409,915	306,633,336

Net Assets:
Beginning of year	967,741,234	661,107,898

End of year	$1,270,151,149	$967,741,234

Undistributed (distributions in excess of) net investment income	$(4,102)	$16,640

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.830	$11.900	$11.140	$12.260	$11.300

0.424	0.434	0.445	0.456	0.484
0.390	(0.070)	0.760	(1.039)	0.959

0.814	0.364	1.205	(0.583)	1.443

(0.424)	(0.434)	(0.445)	(0.457)	(0.483)
—	—	—	(0.080)	—

(0.424)	(0.434)	(0.445)	(0.537)	(0.483)

$12.220	$11.830	$11.900	$11.140	$12.260

7.00%	3.09%	11.02%	(5.02% )	13.01%

$493,408	$504,204	$500,590	$519,986	$604,415
0.81%	0.81%	0.80%	0.80%	0.80%
0.95%	0.96%	0.97%	0.99%	0.93%
3.52%	3.63%	3.88%	3.76%	4.11%
3.38%	3.48%	3.71%	3.57%	3.98%
33%	16%	34%	40%	52%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.830	$11.910	$11.140	$12.270	$11.300

0.333	0.344	0.359	0.364	0.395
0.390	(0.080)	0.770	(1.048)	0.969

0.723	0.264	1.129	(0.684)	1.364

(0.333)	(0.344)	(0.359)	(0.366)	(0.394)
—	—	—	(0.080)	—

(0.333)	(0.344)	(0.359)	(0.446)	(0.394)

$12.220	$11.830	$11.910	$11.140	$12.270

6.19%	2.23%	10.28%	(5.82% )	12.26%

$31,545	$30,851	$29,524	$33,509	$36,840
1.56%	1.57%	1.56%	1.56%	1.56%
1.70%	1.72%	1.72%	1.70%	1.69%
2.77%	2.88%	3.12%	3.00%	3.35%
2.63%	2.73%	2.96%	2.86%	3.22%
33%	16%	34%	40%	52%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.910	$11.990	$11.220	$12.360	$11.380

0.456	0.466	0.477	0.490	0.517
0.400	(0.080)	0.770	(1.060)	0.979

0.856	0.386	1.247	(0.570)	1.496

(0.456)	(0.466)	(0.477)	(0.490)	(0.516)
—	—	—	(0.080)	—

(0.456)	(0.466)	(0.477)	(0.570)	(0.516)

$12.310	$11.910	$11.990	$11.220	$12.360

7.32%	3.26%	11.33%	(4.89% )	13.41%

$45,696	$33,323	$24,588	$17,008	$18,187
0.56%	0.57%	0.56%	0.56%	0.56%
0.70%	0.72%	0.72%	0.70%	0.69%
3.77%	3.88%	4.12%	4.00%	4.35%
3.63%	3.73%	3.96%	3.86%	4.22%
33%	16%	34%	40%	52%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.040	$12.210	$11.690	$12.410	$11.850

0.348	0.346	0.342	0.344	0.362
0.341	(0.170)	0.520	(0.720)	0.560

0.689	0.176	0.862	(0.376)	0.922

(0.349)	(0.346)	(0.342)	(0.344)	(0.362)

(0.349)	(0.346)	(0.342)	(0.344)	(0.362)

$12.380	$12.040	$12.210	$11.690	$12.410

5.79%	1.46%	7.47%	(3.13% )	7.89%

$188,034	$184,514	$249,848	$391,923	$464,540
0.75%	0.76%	0.75%	0.75%	0.75%
0.92%	0.93%	0.93%	0.97%	0.97%
2.84%	2.85%	2.86%	2.79%	2.98%
2.67%	2.68%	2.68%	2.57%	2.76%
35%	19%	34%	23%	39%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.030	$12.200	$11.690	$12.400	$11.850

0.244	0.243	0.240	0.239	0.258
0.341	(0.170)	0.510	(0.710)	0.550

0.585	0.073	0.750	(0.471)	0.808

(0.245)	(0.243)	(0.240)	(0.239)	(0.258)

(0.245)	(0.243)	(0.240)	(0.239)	(0.258)

$12.370	$12.030	$12.200	$11.690	$12.400

4.90%	0.60%	6.48%	(3.87% )	6.89%

$49,515	$48,328	$54,231	$64,904	$75,887
1.60%	1.61%	1.60%	1.60%	1.60%

1.67%	1.68%	1.68%	1.67%	1.67%
1.99%	2.00%	2.01%	1.94%	2.13%

1.92%	1.93%	1.93%	1.87%	2.06%
35%	19%	34%	23%	39%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.160	$12.330	$11.810	$12.530	$11.970

0.369	0.368	0.363	0.366	0.384
0.341	(0.170)	0.520	(0.720)	0.560

0.710	0.198	0.883	(0.354)	0.944

(0.370)	(0.368)	(0.363)	(0.366)	(0.384)

(0.370)	(0.368)	(0.363)	(0.366)	(0.384)

$12.500	$12.160	$12.330	$11.810	$12.530

5.92%	1.62%	7.58%	(2.92% )	8.00%
$479,172	$474,262	$434,455	$359,213	$333,033
0.60%	0.61%	0.60%	0.60%	0.60%
0.67%	0.68%	0.68%	0.67%	0.67%
2.99%	3.00%	3.01%	2.94%	3.13%
2.92%	2.93%	2.93%	2.87%	3.06%
35%	19%	34%	23%	39%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$10.750	$10.650	$9.640	$10.750	$9.620

0.413	0.413	0.447	0.449	0.496
0.669	0.097	1.008	(1.110)	1.127

1.082	0.510	1.455	(0.661)	1.623

(0.412)	(0.410)	(0.445)	(0.449)	(0.493)

(0.412)	(0.410)	(0.445)	(0.449)	(0.493)

$11.420	$10.750	$10.650	$9.640	$10.750

10.25%	4.83%	15.42%	(6.47% )	17.28%

$250,810	$227,090	$204,936	$200,988	$228,829
0.85%	0.85%	0.85%	0.85%	0.85%
0.94%	0.97%	0.99%	0.99%	0.99%
3.73%	3.80%	4.38%	4.18%	4.83%
3.64%	3.68%	4.24%	4.04%	4.69%
13%	10%	31%	46%	34%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$10.800	$10.700	$9.680	$10.800	$9.660

0.332	0.333	0.373	0.370	0.422
0.669	0.097	1.018	(1.120)	1.137

1.001	0.430	1.391	(0.750)	1.559

(0.331)	(0.330)	(0.371)	(0.370)	(0.419)

(0.331)	(0.330)	(0.371)	(0.370)	(0.419)

$11.470	$10.800	$10.700	$9.680	$10.800

9.41%	4.04%	14.63%	(7.21% )	16.47%

$113,905	$91,196	$71,424	$69,889	$69,634
1.60%	1.60%	1.60%	1.60%	1.60%

1.69%	1.72%	1.74%	1.74%	1.74%
2.98%	3.05%	3.63%	3.43%	4.08%

2.89%	2.93%	3.49%	3.29%	3.94%
13%	10%	31%	46%	34%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$10.850	$10.750	$9.730	$10.850	$9.710

0.445	0.443	0.476	0.480	0.527
0.679	0.097	1.018	(1.120)	1.137

1.124	0.540	1.494	(0.640)	1.664

(0.444)	(0.440)	(0.474)	(0.480)	(0.524)

(0.444)	(0.440)	(0.474)	(0.480)	(0.524)

$11.530	$10.850	$10.750	$9.730	$10.850

10.57%	5.08%	15.71%	(6.23% )	17.57%

$905,436	$649,455	$384,525	$165,162	$125,661
0.60%	0.60%	0.60%	0.60%	0.60%

0.69%	0.72%	0.74%	0.74%	0.74%
3.98%	4.05%	4.63%	4.43%	5.08%

3.89%	3.93%	4.49%	4.29%	4.94%
13%	10%	31%	46%	34%

Notes to financial statements
Delaware Investments® National Tax-Free Funds	August 31, 2016

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2013–Aug. 31, 2016), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended Aug. 31, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under

Notes to financial statements

Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

“Less expense paid indirectly.” For the year ended Aug. 31, 2016, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$329	$181	$232

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2015 through Aug. 31, 2016.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and Administration expenses.” For the year ended Aug. 31, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$26,863	$34,004	$52,836

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended Aug. 31, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$117,542	$148,775	$231,073

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from Sept. 1, 2015 through Aug. 31, 2016.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended Aug. 31, 2016, each Fund was

Notes to financial statements

Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$11,861	$15,019	$23,057

For the year ended Aug. 31, 2016, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$29,727	$9,660	$57,005

For the year ended Aug. 31, 2016, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$—	$81	$20,132
Class C	2,621	3,143	10,867

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended Aug. 31, 2016, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended Aug. 31, 2016, the Funds engaged in securities purchases and securities sales, which resulted in net realized losses as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$26,496,590	$31,687,903	$88,879,307
Sales	34,350,818	39,097,982	69,183,671
Net realized gain (losses)	241,781	1,020	—

* The aggregate contractual waiver covering this report period is from Dec. 29, 2014, through Dec. 29, 2016.

3. Investments

For the year ended Aug. 31, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$186,296,780	$245,294,777	$371,222,795
Sales	191,934,167	246,273,887	137,230,171

At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Cost of Investments	$508,196,221	$662,108,226	$1,151,723,919
Aggregate unrealized appreciation of investments	$ 58,932,049	$ 54,009,782	$ 118,597,646
Aggregate unrealized depreciation of investments	(1,207,759)	(1,160,779)	(5,301,286)
Net unrealized appreciation of investments	$ 57,724,290	$ 52,849,003	$ 113,296,360

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts,

Notes to financial statements

Delaware Investments ® National Tax-Free Funds

3. Investments (continued)

foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Delaware Tax-Free USA Fund

Securities	Level 2

Municipal Bonds	$562,920,511
Short-Term Investments	3,000,000
Total Value of Securities	$565,920,511

Delaware Tax-Free USA Intermediate Fund

Securities	Level 2

Municipal Bonds	$707,357,229
Short-Term Investments	7,600,000
Total Value of Securities	$714,957,229

Delaware National High-Yield Municipal Bond Fund

Securities	Level 2

Municipal Bonds	$1,243,575,279
Short-Term Investments	21,445,000
Total Value of Securities	$1,265,020,279

During the year ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended Aug. 31, 2016, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2016 and 2015 was as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Year ended 8/31/16
Tax-exempt income	$19,743,523	$20,701,317	$42,444,808
Ordinary income	50,597	9,086	62,862
Total	$19,794,120	$20,710,403	$42,507,670

Year ended 8/31/15
Tax-exempt income	$20,604,908	$21,800,008	$33,237,798
Ordinary income	47,491	1,617	21,205
Total	$20,652,399	$21,801,625	$33,259,003

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2016, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Shares of beneficial interest	$508,193,042	$664,595,148	$1,173,021,716
Undistributed tax-exempt income	499,895	459,536	1,133,421
Undistributed ordinary income	459,439	—	—
Undistributed long-term capital gains	4,204,912	—	—
Distributions payable	(432,999)	(483,714)	(1,137,523)
Capital loss carryforwards	—	(698,745)	(16,162,825)
Unrealized appreciation of investments	57,724,290	52,849,003	113,296,360
Net assets	$570,648,579	$716,721,228	$1,270,151,149

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and

Notes to financial statements

Delaware Investments® National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2016, Delaware National High-Yield Municipal Bond Fund recorded the following reclassifications:

Delaware National High-Yield Municipal Bond Fund
Undistributed net investment income	$(152,804)
Accumulated net realized loss	152,804
Paid-in capital	—

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

In 2016, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund utilized capital loss carryforwards as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund
Capital loss carryforwards utilized	$2,747,897	$6,205,347

Capital loss carryforwards remaining at Aug. 31, 2016 will expire as follows:

	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
2017	$698,745	$374,735

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Delaware National High-Yield Municipal Bond Fund
Loss carryforward
character:
Short-term	$9,500,544
Long-term	6,287,546

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Year ended		Year ended		Year ended
	8/31/16	8/31/15	8/31/16	8/31/15	8/31/16	8/31/15
Shares sold:
Class A	1,543,347	6,206,129	3,487,962	4,103,827	6,479,874	8,439,793
Class C	347,808	354,520	464,194	524,181	2,735,540	2,799,793
Institutional Class	1,666,378	1,448,572	11,875,678	13,835,733	29,096,103	32,549,643

Shares issued upon reinvestment of dividends and distributions:
Class A	1,256,558	1,321,485	409,255	418,517	634,748	615,419
Class B	—	52	—	1	—	64
Class C	59,975	59,534	73,157	77,051	238,848	198,834
Institutional Class	89,643	70,685	729,446	684,213	2,380,529	1,768,432

	4,963,709	9,460,977	17,039,692	19,643,523	41,565,642	46,371,978

Shares redeemed:
Class A	(5,054,234)	(6,951,366)	(4,027,785)	(9,663,549)	(6,268,883)	(7,179,403)
Class B	—	(20,585)	—	(413)	—	(20,948)
Class C	(434,847)	(285,827)	(550,150)	(1,030,063)	(1,486,395)	(1,231,191)
Institutional Class	(840,919)	(772,866)	(13,268,401)	(10,756,662)	(12,755,521)	(10,249,783)

	(6,330,000)	(8,030,644)	(17,846,336)	(21,450,687)	(20,510,799)	(18,681,325)

Net increase (decrease)	(1,366,291)	1,430,333	(806,644)	(1,807,164)	21,054,843	27,690,653

Notes to financial statements

Delaware Investments® National Tax-Free Funds

6. Capital Shares (continued)

For the year ended Aug. 31, 2015, the following shares and values were converted from Class B to Class A for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

		Year ended 8/31/15
	Class B Shares	Class A Shares	Value
Delaware Tax-Free USA Fund	2,096	2,095	$24,893
Delaware National High-Yield Municipal Bond Fund	3,664	3,672	39,175

For the year ended Aug. 31, 2015, Delaware Tax-Free USA Intermediate Fund had no Class B shares convert to Class A shares.

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the years ended Aug. 31, 2016 and 2015, each Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

	Year ended 8/31/16
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Class A Shares	Class C Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund	45,617	—	—	—	45,355	$555,813
Delaware Tax-Free USA Intermediate Fund	28,037	172	174	—	27,807	348,312
Delaware National High-Yield Municipal Bond Fund	459,565	9,199	8,818	468	455,914	5,308,745

	Year ended 8/31/15
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Intermediate Fund	1,776	603	2,358	$28,610
Delaware National High-Yield Municipal Bond Fund	1,758	5,032	6,750	73,457

For the year ended, Aug. 31, 2015, Delaware Tax-Free USA Fund had no exchange transactions.

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

The Funds had no amounts outstanding as of Aug. 31, 2016 or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of

Notes to financial statements

Delaware Investments® National Tax-Free Funds

8. Geographic, Credit, and Market Risks (continued)

insured bonds held in each Fund. At Aug. 31, 2016, the percentage of each Fund’s net assets insured by bond issuers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assured Guaranty
Corporation	0.55%	1.68%	0.20%
Assured Guaranty Municipal Corporation	—	1.43%	0.87%
AMBAC Assurance Corporation	0.49%	—	0.54%
Build America Mutual Assurance	0.31%	—	—
National Public Finance Guarantee Corporation	0.49%	—	0.20%
Syncora Guarantee	0.23%	—	0.15%
Total	2.07%	3.11%	1.96%

As of Aug. 31, 2016, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 14.98%, 16.66%, and 11.83%, respectively, of the Fund’s net assets. As of Aug. 31, 2016, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 18.38%, 16.07%, and 11.49%, respectively, of the Fund’s net assets. As of Aug. 31, 2016, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 14.26% and 11.52%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each

Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by each Fund have been identified on the “Schedules of investments.” When monitoring compliance with each Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of each Fund will be considered.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered

public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group® Tax-Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 18, 2016

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2016, each Fund reports distributions paid during the year as follows:

	(A) Ordinary Income Distributions (Tax Basis)*	(B) Tax-Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free USA Fund	0.26%	99.74%	100.00%
Delaware Tax-Free USA Intermediate Fund	0.04%	99.96%	100.00%
Delaware National High-Yield Municipal Bond Fund	0.15%	99.85%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements

At a meeting held on Aug. 17–19, 2016 (the “Annual Meeting”), the Boards of Trustees (the “Boards”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to each Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of each Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for each Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements (continued)

charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Delaware National High-Yield Municipal Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5- and 10-year periods was in the first quartile of its Performance Universe. The Board was very satisfied with performance.

Delaware Tax-Free USA Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional general and insured municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 10-year periods was in the third quartile and first quartile, respectively, of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the third quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided each Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware National High-Yield Municipal Bond Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Delaware Tax-Free USA Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Delaware Tax-Free USA Intermediate Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements (continued)

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standardized fee pricing structure. The Board also noted that, as of May 31, 2016, each Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

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Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle 1,[3] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	Trustee since September 2015 President and Chief Executive Officer since August 2015
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chairman and Trustee	Trustee since March 2005 Chairman since March 2015
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s (s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Shawn K. Lytle has served as President of Delaware Investments [2] since June 2015 and was the Regional Head of Americas for UBS Global Asset Management from 2010 through 2015.	62	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)

Private Investor (March 2004–Present)	62	Director — Bryn Mawr Bank Corp. (BMTC) (2007–2011)
Chief Executive Officer Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	62	None
Executive Vice President (Emerging Economies Strategies, Risks, and Corporate Administration) State Street Corporation (July 2004–March 2011)	62	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (2004–2014)

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s (s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103 May 1960
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

President —	62	Director, Audit Committee,
Drexel University		and Governance Committee
(August 2010–Present)		Member — Community
Health Systems
President —
Franklin & Marshall College		Director — Drexel
(July 2002–July 2010)		Morgan & Co.
Private Investor	62	None
(2004–Present)
Chief Executive Officer —	62	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Vice Chairman	62	Director — HSBC Finance
(2010–April 2013),		Corporation and HSBC
Chief Administrative		North America Holdings Inc.
Officer (2008–2010),
and Executive Vice		Director —
President and Chief		HSBC Bank
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Vice President and Treasurer	62	Director, Audit and
(January 2006–July 2012)		Compliance Committee Chair,
Vice President —		Investment Committee
Mergers & Acquisitions		Member, and Governance
(January 2003–January 2006),		Committee Member —
and Vice President		Okabena Company
and Treasurer
(July 1995–January 2003)
3M Company

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	62	None[3]
Senior Vice President of
the Fund(s) and
the investment advisor
since 2013, General Counsel
of the Fund(s) and
the investment advisor
since 2015, and Secretary
of the Fund(s) and the
investment advisor since 2005.
Daniel V. Geatens has served	62	None[3]
as Vice President and
Treasurer of the Fund(s)
since 2007 and Vice President
and Director of Financial
Administration of the
investment advisor since 2010.
Richard Salus has served as	62	None[3]
Senior Vice President
and Chief Financial Officer
of the Fund(s) and the
investment advisor since 2006.

[3]	Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Chief Executive Officer
Delaware Investments®	Private Wealth Management	Philadelphia, PA	Banco Itaú
Family of Funds	J.P. Morgan Chase & Co.		International
Philadelphia, PA	New York, NY	Lucinda S. Landreth	Miami, FL
Former Chief Investment
Thomas L. Bennett	Joseph W. Chow	Officer	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Investments	President	New York, NY	PNC Financial Services Group
Family of Funds	State Street Corporation		Pittsburgh, PA
Private Investor	Boston, MA
Rosemont, PA			Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC- 0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann D. Borowiec
Joseph W. Chow
Lucinda S. Landreth
Frances A. Sevilla-Sacasa

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of Delaware Group Tax Free Fund (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Funds has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Funds’ financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain time periods, the Funds’ filings with the SEC that contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Fund could be required to have independent audits conducted on the Funds’ previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Funds.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $78,000 for the fiscal year ended August 31, 2016.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $75,040 for the fiscal year ended August 31, 2015.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2016.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $667,000 for the registrant’s fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2015.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $612,000 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $9,168 for the fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $9,168 for the fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2016.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2015.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,036,000 and $7,530,526 for the registrant’s fiscal years ended August 31, 2016 and August 31, 2015, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX-FREE FUND

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	November 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	November 2, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 2, 2016